Commitments and Contingencies - Schedule of Group's future minimum commitments under non-cancelable agreements (Detail) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Future minimum commitments [Line Items]
Purchase commitments	¥ 225,238
Capital commitments	753
Total	225,991
Less than one year [Member]
Future minimum commitments [Line Items]
Purchase commitments	224,143
Capital commitments	753
Total	224,896
One to three years [Member]
Future minimum commitments [Line Items]
Purchase commitments	1,095
Total	¥ 1,095